Account Payable - Schedule of Trade Accounts Payable (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Trade Accounts Payable [Abstract]
Commodity trading purchases	$ 426	$ 7,336
Server and equipment purchases	11,359	11,359
Operating service arrangements	259	652
Trade accounts payable	$ 12,044	$ 19,347